Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2014	2013
Current provision:
Federal	$(388,864)	$583,558
State, net of state tax credits	(28,800)	220,896
	(417,664)	804,454

Deferred provision:
Federal	1,403,100	(482,350)
State	355,000	(69,950)
	1,758,100	(552,300)

Total income tax provision	$1,340,436	$252,154

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2014	2013
Current deferred tax asset:
Deferred revenue	$776,100	$1,064,000
Deferred franchise costs	(253,900)	(362,800)
Allowance for doubtful accounts	30,800	-
Accrued expenses	197,300	-
Restricted stock compensation	(60,700)	-
Deferred rent	35,500	-
Charitable contribution carryover	400	-
	725,500	701,200
Less valuation allowance	(516,700)	-
Net current deferred tax asset	$208,800	$701,200

Non-current deferred tax asset:
Deferred revenue	$2,223,200	$1,825,700
Deferred franchise costs	(679,000)	(469,100)
Restricted stock compensation	(170,600)	-
Deferred rent	171,500	-
Net operating loss carryforwards	38,200	-
Asset basis difference related to property and equipment	(45,400)	(90,900)
	1,537,900	1,265,700
Less valuation allowance	(1,537,900)	-
Net non-current deferred tax asset	$-	$1,265,700

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Years Ended December 31,
	2014		2013
	Amount	Percent	Amount	Percent
Expected federal tax expense	$(574,900)	(34.0)%	$138,633	34.0%
State tax provision, net of federal benefit	(72,500)	(4.3)	18,774	4.6
Effect of increase in valuation allowance	2,054,600	121.5	-	-
Non-deductible expenses	23,900	1.4	19,831	4.9
Uncertain tax positions	(20,900)	(1.2)	85,157	20.9
Effect of reduced state rates for deferred	33,000	2.0	-	-
Other, net	(102,764)	(6.0)	(10,241)	(2.5)
	$1,340,436	79.3%	$252,154	61.8%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2014	2013
Uncertain tax benefit - January 1	$114,500	$29,500
Gross decreases - tax positions in prior period	(22,800)	-
Gross increases - tax positions in current period	-	85,000
Uncertain tax benefit - December 31	$91,700	$114,500